Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,265	$ 10,505
Less-accumulated depreciation	(5,710)	(4,240)
Property and equipment, net	6,555	6,265
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,182	5,820
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,513	3,504
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,570	$ 1,181